BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Borrowings

The following tables summarize the Company’s borrowings as of December 31, 2021, and December 31, 2020 (in thousands):

December 31, 2021
Unamortized debt
	Principal repayment	issuance costs and
	obligation	discounts	Carrying value
Senior Notes due 2028	$56,500	$(2,813)	$53,687
2020 Unsecured Note	—	—	—
2019 Term Loan, due March 2022	—	—	—
2018 Term Loan, due September 2021	—	—	—
Total borrowings	$56,500	$(2,813)	$53,687

	December 31, 2020
	Principal repayment	Unamortized debt
	obligation and	issuance costs and
	other fees	discounts	Carrying value
2020 Unsecured Note	$16,000	$(2,376)	$13,624
2019 Term Loan, due March 2022 (a)	43,217	(4,942)	38,275
2018 Term Loan, due September 2021	60,000	(805)	59,195
Total borrowings	$119,217	$(8,123)	$111,094
(a)	Includes paid-in-kind interest on the 2019 Term Loan of $3.3 million.